Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of net revenue

	2022	2021	2020
Educational content	1,761,415	1,218,687	998,373
Other	17,428	17,237	4,534
Deductions:
Taxes	(3,416)	(3,850)	(1,197)
Revenue	1,775,427	1,232,074	1,001,710

	2022			2021			2020
Segments	Core	Supplemental	Total	Core	Supplemental	Total	Core	Supplemental	Total
Type of goods or service
Educational content	1,365,086	392,913	1,757,999	931,187	283,650	1,214,837	839,383	157,793	997,176
Other	2,567	14,861	17,428	4,812	12,425	17,237	1,762	2,772	4,534
Total revenue from contracts with customers	1,367,653	407,774	1,775,427	935,999	296,075	1,232,074	841,145	160,565	1,001,710